Stock Options - Summary of Company's stock Options Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Outstanding at the beginning of the period | shares	172,500
Granted | shares	0
Exercised | shares	(135,800)
Forfeited / Expired | shares	(36,700)
Outstanding at the end of the period | shares	0
Vested and expected to vest at the end of the period | shares	0
Exercisable at the end of the period | shares	0
Outstanding at the beginning of the period | $ / shares	$ 4.98
Granted | $ / shares	0
Exercised | $ / shares	4.98
Forfeited / Expired | $ / shares	4.98
Outstanding at the end of the period | $ / shares	0
Vested and expected to vest at the end of the period | $ / shares	0
Exercisable at the end of the period | $ / shares	$ 0
Outstanding at the beginning of the period | $	$ 257,025
Granted | $	0
Exercised | $	(202,342)
Forfeited / Expired | $	(54,683)
Outstanding at the end of the period | $	0
Vested and expected to vest at the end of the period | $	0
Exercisable at the end of the period | $	$ 0